N-2	Sep. 29, 2022 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001308335
Amendment Flag	false
Document Type	N-CSRS/A
Entity Registrant Name	Eaton Vance Enhanced Equity Income Fund II
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s primary investment objective is to provide current income, with a secondary objective of capital appreciation.
Common Shares
General Description of Registrant [Abstract]
Latest NAV | $ / shares	$ 16.55
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares] | shares	51,412,994